Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quantified Managed Income Fund | Quantified Managed Income Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	5.11%	1.03%	2.25%	(4.09%)	(0.66%)	(9.22%)	10.49%	(3.16%)	5.05%	6.00%
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	14.30%	4.46%	2.40%	(8.12%)	11.76%	1.01%	9.87%	(8.89%)	15.54%	(0.63%)
Quantified STF Fund | Quantified STF Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	(2.47%)	29.94%	61.85%	(46.15%)	28.99%	77.44%	16.42%	(6.93%)	68.92%	(14.57%)
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	(7.63%)	(1.04%)	(6.54%)	(22.98%)	(2.99%)	10.36%
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	7.61%	14.71%	1.01%	(24.02%)	14.50%	(1.84%)
Quantified Common Ground Fund | Quantified Common Ground Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	1.02%	9.86%	14.74%	(12.23%)	32.16%	14.67%
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	27.23%	18.76%	13.85%	(18.49%)	33.87%	(0.34%)
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	5.52%	1.32%	(11.32%)	(21.50%)